Statement of Changes in Shareholders’ Equity (Deficit) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022		$ 38,462	$ 1,472,172	$ (2,224,240)	$ (713,606)
Balance (in Shares) at Dec. 31, 2022		3,846,154
Stock-based compensation expense			69,993		69,993
Issuance of shares to shareholders		$ 40,577	1,014,423		1,055,000
Issuance of shares to shareholders (in Shares)		4,057,696
Embedded conversion feature of convertible notes			398,176		398,176
Net loss				(777,694)	(777,694)
Balance at Dec. 31, 2023		$ 79,039	2,954,764	(3,001,934)	31,869
Balance (in Shares) at Dec. 31, 2023		7,903,850
Net loss				(1,389,990)	(1,389,990)
Balance at Dec. 31, 2024		$ 79,039	$ 2,954,764	$ (4,391,924)	$ (1,358,121)
Balance (in Shares) at Dec. 31, 2024		7,903,850